Significant events (Details) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended
	May 25, 2026 $ / shares	Feb. 24, 2026 $ / shares	Jan. 07, 2026 USD ($) vessel T	Sep. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) T	Jun. 30, 2026 USD ($) T	Jun. 22, 2026 vessel	May 31, 2026 T	Apr. 27, 2026 T	Apr. 08, 2026 T	Mar. 26, 2026 T	Mar. 23, 2026 T	Feb. 09, 2026 T	Feb. 04, 2026 vessel T	Jan. 13, 2026 T	Jan. 12, 2026 T
Disclosure of detailed information about property, plant and equipment [line items]
Dividends recognised as distributions to owners per share (in usd per share) | $ / shares	$ 0.64
Dividends paid, ordinary shares per share (in usd per share) | $ / shares	0.20	$ 0.16
Dividends paid, other shares per share (in usd per share) | $ / shares	$ 0.44
Ammonia-powered container vessel | Right-of-use assets | Agreement with Fortescue | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels chartered | vessel							12
Vessels | Daishan, Hirado, Hojo, Dia, Antigone, Aegean, Golden Magnum and Belgravia
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $			$ 267,400
Vessels | Daishan, Hirado, Hojo, Dia, Antigone, Aegean, Golden Magnum and Belgravia | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel			8
Vessels | Daishan, Hirado, Hojo, Dia, Antigone and Aegean | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel			6
Vessels | Daishan - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $						$ 26,521
Property plant and equipment, boat carrying capacity			306,005
Vessels | Hirado - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $						35,826
Property plant and equipment, boat carrying capacity			302,550
Vessels | Hojo - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $						36,123
Property plant and equipment, boat carrying capacity			302,965
Vessels | Dia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $						54,601
Property plant and equipment, boat carrying capacity			299,999
Vessels | Antigone - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $						49,192
Property plant and equipment, boat carrying capacity			299,421
Vessels | Aegean - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $						57,039
Property plant and equipment, boat carrying capacity			299,999
Vessels | Golden Magnum - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $						4,449
Property plant and equipment, boat carrying capacity			179,790
Vessels | Belgravia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $						3,604
Property plant and equipment, boat carrying capacity			169,390
Vessels | VLCC Eburones | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity																319,000
Vessels | Bochem Callao | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity															25,000
Vessels | Ingrid - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $						49,554
Property plant and equipment, boat carrying capacity													314,000	314,000
Vessels | Ilma - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $						48,610
Property plant and equipment, boat carrying capacity													314,000	314,000
Vessels | Ingrid and Ilma | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel														2
Gain | $					$ 98,200
Vessels | VLCC Menapii | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity												319,000
Vessels | Sienna - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $					$ 29,200	$ 29,195
Property plant and equipment, boat carrying capacity											150,205
Vessels | Suezmax Cap Grace | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity										156,000
Vessels | Suezmax Cap Joseph | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity									156,000
Vessels | Newcastlemax Mineral Latvija | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity								210,000
Vessels | Newcastlemax Mineral Eesti | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity								210,000
Vessels | Newcastlemax Mineral Magyar | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity					210,000	210,000
Vessels | Newcastlemax Mineral Lietuva | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity					210,000	210,000
Vessels | VLCC Morini | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity					319,000	319,000
Vessels | Suezmax Brest | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity					156,851	156,851
Vessels | Suezmax Brugge | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity					156,851	156,851
Vessels | Suezmax Brest and Suezmax Brugge | Property, plant and equipment | Other disposals of assets | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Gain | $				$ 100,200